SHAREHOLDERS' EQUITY (Details)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 19, 2015 $ / shares shares	Jun. 04, 2015	Apr. 03, 2015	Jan. 31, 2016 item	Oct. 31, 2014 shares	Mar. 31, 2016 item $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 22, 2014 shares
Common Stock
Common stock shares authorized								100,000,000		100,000,000	100,000,000
Common stock par value (in dollars per share) | $ / shares								$ 0.001		$ 0.001	$ 0.001
Common stock shares outstanding								21,828,191		21,633,191	17,008,191
Common stock shares issued								21,828,191		21,633,191	17,008,191
Net proceeds from issuance of common stock | $								$ 95,000	$ 49,200	$ 3,834,001	$ 1,097,030
Preferred Stock
Preferred stock shares authorized								10,000,000		10,000,000	10,000,000
Preferred stock par value (in dollars per share) | $ / shares								$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued								0		0	0
Preferred stock shares outstanding								0		0
Common Stock
Common Stock
Common stock shares authorized										100,000,000	100,000,000
Common stock par value (in dollars per share) | $ / shares										$ 0.001
Common stock shares outstanding										21,633,191	17,008,191
Common stock shares issued										21,633,191	17,008,191
Common Stock | Officer
Common Stock
Shares issued					23,438
Common Stock | IPO
Common Stock
Number of shares registered for sale												4,600,000
Extension to offering period		30 days	60 days
Shares issued	4,600,000									4,600,000
Gross proceeds | $										$ 4,174,000
Share price (in dollars per share) | $ / shares	$ 1.00
Offering costs | $										$ 364,999
Common Stock | IPO At $1.00 Per Share
Common Stock
Shares issued										340,000
Share price (in dollars per share) | $ / shares										$ 1.00
Common Stock | IPO At $0.90 Per Share
Common Stock
Shares issued										4,260,000
Share price (in dollars per share) | $ / shares										$ 0.90
Common Stock | Private Placement
Common Stock
Shares issued						95,000	2,220,003			25,000
Share price (in dollars per share) | $ / shares						$ 1.00	$ 0.50			$ 1.00
Offering costs | $							$ 12,972
Number of accredited investors in the transaction | item				1		1				1
Gross proceeds from issuance of common stock | $							1,110,002
Net proceeds from issuance of common stock | $							$ 1,097,030
Preferred Stock
Preferred Stock
Preferred stock shares authorized										10,000,000
Preferred stock par value (in dollars per share) | $ / shares										$ 0.01
Preferred stock shares issued										0	0
Preferred stock shares outstanding										0	0
Warrants
Warrants
Warrants exercisable expire date								Nov. 12, 2020		Nov. 12, 2020
Warrants exercise price (in dollars per share) | $ / shares								$ 1.25		$ 1.25
Warrants | Maximum
Warrants
Warrants issued (in shares)								255,600		255,600